Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (2,660,408)	$ (342,494)	$ (3,386,868)	$ 3,651,536